CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 21,989	$ 37,320
Restricted cash	8,237	2,954
Short-term deposit	196	193
Accounts receivable, net	6,745	25,767
Inventories	5,847	10,518
Prepayments and other assets	7,477	7,828
Amounts due from related party	2,264	692
Other investments	19,185
Total current assets	71,940	85,272
Non-current assets:
Long-term investment	1,306	430
Property and equipment, net	3,029	3,793
Intangible assets, net	1,039	602
Other investments	17,824
Prepayments	2,116
Total non-current assets	25,314	4,825
Total assets	97,254	90,097
Current liabilities:
Short term borrowings	3,704	6,659
Accrued expenses and other liabilities (including US$9,552 thousands and US$10,733 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	25,742	21,319
Accounts payables (including US$7,028 thousands and US$3,543 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	8,701	16,728
Amounts due to related party	1,503	1,022
Contract liabilities (including US$837 thousands and US$215 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	889	1,925
Total current liabilities	40,539	47,653
Non-current liabilities:
Other non-current liabilities	321
Total non-current liabilities	321
Total liabilities	40,860	47,653
Commitments and contingencies
Mezzanine equity
Total mezzanine equity		22,977
Shareholders’ equity
Ordinary shares		11
Additional paid-in capital	220,292	118,818
Accumulated other comprehensive income/(loss)	(429)	706
Accumulated losses	(163,483)	(100,068)
Total shareholders’ equity	56,394	19,467
Total liabilities, mezzanine equity and shareholders’ equity	97,254	90,097
Series A Preferred Stock [Member]
Mezzanine equity
Series A redeemable convertible preferred shares (“Series A Preferred Shares”) (US$0.00005 par value; 29,000,000, and nil shares issued and outstanding as of December 31, 2019 and 2020)		22,977
Total mezzanine equity		$ 22,977
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares	8
Total shareholders’ equity	8
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares	6
Total shareholders’ equity	$ 6